Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000147928 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147928 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147928 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147928 | Hershey Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147928 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147928 | Exelon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147928 | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147928 | JB Hunt Transport Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147928 | FirstEnergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147928 | PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147928 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147928 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000147928 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000147928 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000147928 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000147928 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000147928 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000147928 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000147928 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000147928 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000147928 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000147928 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000147928 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147929 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147929 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147929 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147929 | Hershey Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147929 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147929 | Exelon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147929 | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147929 | JB Hunt Transport Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147929 | FirstEnergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147929 | PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147929 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147929 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000147929 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000147929 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000147929 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000147929 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000147929 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000147929 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000147929 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000147929 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000147929 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000147929 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000147929 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000063871 | Lincoln Educational Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063871 | Centerra Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063871 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063871 | Eldorado Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063871 | Capital City Bank Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063871 | Silicon Motion Technology Corp. (ADR)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063871 | Viper Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063871 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000063871 | BSR Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000063871 | Encore Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000063871 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063871 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000063871 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000063871 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000063871 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000063871 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063871 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000063871 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000063871 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000063871 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000063871 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000063871 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000063871 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000063871 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009765 | Lincoln Educational Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009765 | Centerra Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009765 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009765 | Eldorado Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009765 | Capital City Bank Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009765 | Silicon Motion Technology Corp. (ADR)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009765 | Viper Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009765 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009765 | BSR Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009765 | Encore Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009765 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009765 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000009765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009765 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000009765 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009765 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009765 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000009765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000009765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000009765 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009765 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000009765 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063872 | Stifel Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063872 | FNB Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000063872 | FB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000063872 | Seacoast Banking Corp. of Florida
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000063872 | Lamar Advertising Co. (Class A)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063872 | Associated Banc-Corp
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063872 | Envista Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063872 | Camden Property Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063872 | Royalty Pharma PLC (Class A)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063872 | The Hanover Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063872 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063872 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063872 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000063872 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000063872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000063872 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000063872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000063872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000063872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000063872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000063872 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000063872 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009766 | Stifel Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009766 | FNB Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009766 | FB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009766 | Seacoast Banking Corp. of Florida
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009766 | Lamar Advertising Co. (Class A)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009766 | Associated Banc-Corp
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009766 | Envista Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009766 | Camden Property Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009766 | Royalty Pharma PLC (Class A)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009766 | The Hanover Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009766 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009766 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000009766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000009766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000009766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000009766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000009766 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000009766 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%